10.31 Fidelity Series Global ex U.S. Index Fund PRO-02 | Fidelity® Series Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Global ex U.S. Index Fund}	10.31 Fidelity Series Global ex U.S. Index Fund PRO-02 Fidelity® Series Global ex U.S. Index Fund Fidelity Series Global ex U.S. Index Fund-Default
Management fee	0.06%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity® Series Global ex U.S. Index Fund}	10.31 Fidelity Series Global ex U.S. Index Fund PRO-02 Fidelity® Series Global ex U.S. Index Fund Fidelity Series Global ex U.S. Index Fund-Default USD ($)
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77